Schedule of Non-Cancellable Lease Contract (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 133,103	$ 197,863
Operating lease liabilities
Current	104,267	85,382
Non-current	41,011	127,834
Total Operating lease liabilities	$ 145,278	$ 213,216
Weighted average remaining lease terms (in years)	1 year 4 months 20 days	2 years 5 months 1 day
ROU assets obtained in exchange for operating lease liabilities	$ 29,338	$ 259,269
Amortization of ROU assets	94,099	61,406
Accretion of operating lease liabilities	8,913	8,410
Total operating lease expenses	$ 103,012	$ 69,816
Office at Beach Centre Singapore [Member]
Lessee, Lease, Description [Line Items]
Lease term	3 years and 2 months from April 1, 2023 to May 31, 2026
Office at Seoul South Korea [Member]
Lessee, Lease, Description [Line Items]
Lease term	1 year from March 4, 2024 to March 3, 2025, with an option to renew for 1 year